Business Operations (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Revenues

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues for its sole operating segment during the periods presented. Revenues from customers attributable to the Dropdown Predecessor are included in the table.

	Year Ended December 31,
	2013	2012	2011
Statoil ASA	$33.7 million	$27.3 million	$23.7 million
ConocoPhillips	$18.1 million	$31.8 million	$33.1 million
Hyundai Merchant Marine Co. Ltd.	(1)	(1)	$22.5 million

(1)	Less than 10% of the consolidated revenues